UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [   ] is a restatement.
                                        [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cornerstone Investment Partners
Address:  8097 Roswell Road, Building A
          Atlanta, GA  30350

Form 13F File Number:  028-11408

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Edward C. Mitchell, Jr.
Title:    Chief Compliance Officer
Phone:    770-393-2852

Signature, Place, and Date of Signing:

  /s/ Edward C. Mitchell, Jr.       Atlanta, GA            January 22, 2007
  ---------------------------       -------------          ----------------
          [Signature]               [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

28-______________        _______________________________
[Repeat as necessary.

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:          108

Form 13F Information Table Value Total:  $   333,432
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

______    28-______________________     ______________________________

[Repeat as necessary.]

FORM 13F INFORMATION TABLE (greater than or equal to $200,000 and/or 10,000 shares)

          Column1           Column2            Column3         Column4         Column5        Column6         Column7       Column8
          -------           -------            -------         -------         -------        -------         -------       -------

          ISSUER             CLASS              CUSIP           VALUE        SHRS/PUT/CALL   DISCRETION    OTHER MANAGER   AUTHORITY
          ------             -----              -----           -----        -------------   ----------    -------------   ---------
3M Company                    COM             88579Y101         311,720            4,000       Sole             None          None
AGL Resources Inc.            COM             001204106       2,132,268           54,800       Sole             None          None
AT&T Inc.                     COM             00206R102      11,270,509          315,259       Sole             None          None
Abercrombie & Fitch           COM             002896207       6,078,142           87,292       Sole             None          None
Affiliated Computer S         COM             008190100       5,228,615          107,056       Sole             None          None
AllianceBerstein HLDG LP      COM             01881g106         314,525            3,912       Sole             None          None
Altria Group Inc              COM             02209S103       2,291,757           26,704       Sole             None          None
Ambac Fincl Group             COM             023139108       3,357,939           37,700       Sole             None          None
American Express Comp         COM             025816109         749,881           12,360       Sole             None          None
American Intl Group           COM             026874107       3,360,854           46,900       Sole             None          None
Apache Corporation            COM             037411105         286,658            4,310       Sole             None          None
BB&T Corp                     COM             054937107         383,289            8,725       Sole             None          None
BE Aerospace Inc.             COM             073302101       1,545,936           60,200       Sole             None          None
Bank of America Corp.         COM             060505104      13,273,478          248,614       Sole             None          None
Baxter International          COM             071813109       6,607,606          142,436       Sole             None          None
Bristol-Myers Squibb          COM             110122108         201,348            7,650       Sole             None          None
Capital One Financial         COM             14040H105       6,470,933           84,235       Sole             None          None
Caterpillar Inc               COM             149123101         269,239            4,390       Sole             None          None
Champion Enterprises          COM             158496109       4,057,560          433,500       Sole             None          None
ChevronTexaco Corp            COM             166764100       7,478,369          101,705       Sole             None          None
Cisco Systems Inc.            COM             17275R102         451,027           16,503       Sole             None          None
Citigroup Inc                 COM             172967101       7,162,786          128,596       Sole             None          None
Coca-Cola Company             COM             191216100       5,707,985          118,300       Sole             None          None
Comerica Incorporated         COM             200340107       2,634,732           44,900       Sole             None          None
Compucredit                   COM             20478N100         796,200           20,000       Sole             None          None
Computer Sciences Cor         COM             205363104         266,850            5,000       Sole             None          None
Compuware Corporation         COM             205638109          83,300           10,000       Sole             None          None
ConAgra Foods Inc             COM             205887102       1,877,639           69,542       Sole             None          None
ConocoPhillips                COM             20825C104      10,810,559          150,251       Sole             None          None
DPL Inc.                      COM             233293109         494,909           17,815       Sole             None          None
Dow Chemical Company          COM             260543103       8,615,807          215,935       Sole             None          None
Duke Energy Corporation       COM             26441C105       1,073,048           32,311       Sole             None          None
Ecotality, Inc.               COM             27922Y103          14,100           10,000       Sole             None          None
El Paso Corp                  COM             28336L109         159,195           10,419       Sole             None          None
Eli Lilly & Co.               COM             532457108         264,929            5,085       Sole             None          None
Emerson Electric Co.          COM             291011104         268,861            6,098       Sole             None          None
Exelon Corp                   COM             30161N101       2,348,416           37,945       Sole             None          None
Exxon Mobil                   COM             30231G102       2,133,992           27,848       Sole             None          None
Fifth Third Bancorp           COM             316773100         237,394            5,800       Sole             None          None
Fleetwood Enterprises         COM             339099103         466,690           59,000       Sole             None          None
General Electric Co           COM             369604103       1,386,445           37,260       Sole             None          None
Genesco Inc.                  COM             371532102         264,830            7,100       Sole             None          None
Halliburton Company           COM             406216101       6,756,784          217,610       Sole             None          None
Harley-Davidson Inc.          COM             412822108       6,907,469           98,020       Sole             None          None
Health Management Assoc       COM             421933102       4,291,452          203,290       Sole             None          None
Hewlett-Packard Co            COM             428236103         630,207           15,300       Sole             None          None
Home Depot Inc.               COM             437076102       7,234,824          180,150       Sole             None          None
Honeywell International Inc   COM             438516106      14,318,876          316,509       Sole             None          None
Hugoton Royalty Trust         COM             444717102       1,234,606           50,187       Sole             None          None
Human Genome Sciences         COM             444903108         124,400           10,000       Sole             None          None
IBM Corp                      COM             459200101       8,430,593           86,779       Sole             None          None
ITT Educational Servi         COM             45068B109         763,255           11,500       Sole             None          None
Ingersoll-Rand Co             COM             G4776G101       7,850,495          200,626       Sole             None          None
Intel Corporation             COM             458140100       3,366,623          166,253       Sole             None          None
Interface Inc cl A            COM             458665106         460,917           32,413       Sole             None          None
International Paper C         COM             460146103         491,040           14,400       Sole             None          None
J P Morgan Chase              COM             46625H100       8,944,436          185,185       Sole             None          None
Johnson & Johnson             COM             478160104       9,121,521          138,163       Sole             None          None
Johnson Controls Inc          COM             478366107         515,520            6,000       Sole             None          None
KeyCorp                       COM             493267108       2,843,693           74,775       Sole             None          None
LSI Logic Corporation         COM             502161102         270,000           30,000       Sole             None          None
MDU Resources Group           COM             552690109       1,046,112           40,800       Sole             None          None
Microsoft Corporation         COM             594918104         281,878            9,440       Sole             None          None
Morgan Stanley                COM             617446448       9,696,603          119,079       Sole             None          None
Newell Rubbermaid In          COM             651229106       4,904,254          169,404       Sole             None          None
Nike Inc cl B                 COM             654106103       7,867,834           79,449       Sole             None          None
Oil Service Holders           COM             678002106         321,218            2,300       Sole             None          None
Old Republic Intl             COM             680223104         612,636           26,316       Sole             None          None
Oracle Corporation            COM             68389X105       7,365,178          429,707       Sole             None          None
PETsMART Inc.                 COM             716768106       8,622,815          298,781       Sole             None          None
PPL Corp                      COM             69351T106       1,053,696           29,400       Sole             None          None
Palm Harbor Homes In          COM             696639103         465,394           33,195       Sole             None          None
PartnerRe Ltd.                COM             G6852T105         355,150            5,000       Sole             None          None
PepsiCo Inc.                  COM             713448108       5,254,513           84,005       Sole             None          None
Pfizer Inc.                   COM             717081103       8,946,741          345,434       Sole             None          None
Polaris Industries In         COM             731068102         412,104            8,800       Sole             None          None
Procter & Gamble Co.          COM             742718109       1,130,959           17,597       Sole             None          None
Selective Insurance G         COM             816300107         343,740            6,000       Sole             None          None
Solectron Co                  COM             834182107          41,860           13,000       Sole             None          None
Sun Microsystems Inc          COM             866810104          54,227           10,005       Sole             None          None
SunTrust Banks Inc.           COM             867914103         945,840           11,200       Sole             None          None
Torchmark Corp.               COM             891027104       2,665,168           41,800       Sole             None          None
Tyco Intl Ltd                 COM             902124106       4,298,560          141,400       Sole             None          None
U.S. Bancorp                  COM             902973304       3,689,643          101,952       Sole             None          None
UNUM Provident Corp.          COM             91529Y106       6,421,082          309,003       Sole             None          None
United Parcel Srvc B          COM             911312106         581,095            7,750       Sole             None          None
United Technologies           COM             913017109         264,210            4,226       Sole             None          None
Vanguard Growth VIPERS        COM             922908736         249,518            4,305       Sole             None          None
Vanguard Value VIPERs         COM             922908744         361,604            5,306       Sole             None          None
Verizon Communication         COM             92343V104       3,275,407           87,954       Sole             None          None
WPS Resources Corp            COM             92931B106       1,096,809           20,300       Sole             None          None
Wal-Mart Stores Inc.          COM             931142103       9,591,632          207,701       Sole             None          None
Watson Wyatt & Co             COM             942712100         225,750            5,000       Sole             None          None
Wells Fargo & Co              COM             949746101         248,422            6,986       Sole             None          None
Whiting Petroleum Corp        COM             966387102         316,880            6,800       Sole             None          None
Wild Oats Markets In          COM             96808B107         350,513           24,375       Sole             None          None
Winn-Dixie Stores Inc         COM             974280307         200,840           14,877       Sole             None          None
Wyeth                         COM             983024100         501,053            9,840       Sole             None          None
BP PLC ADS                    ADR             055622104         671,738           10,011       Sole             None          None
Canadian Sands Trust          ADR             13642L100       1,220,461           43,615       Sole             None          None
Enerplus Resource Fund        ADR             29274D604         207,148            4,750       Sole             None          None
Honda Motor Co. Ltd.          ADR             438128308       8,494,101          214,823       Sole             None          None
Nokia Corporation             ADR             654902204       7,620,142          375,007       Sole             None          None
Norsk Hydro ASA               ADR             656531605         812,755           26,500       Sole             None          None
Petroleo Brasilero ADS        ADR             71654V408      12,036,853          116,874       Sole             None          None
Eastgroup Properties          COM             277276101         134,625            2,500       Sole             None          None
Roberts Realty Inv            COM             769900101          53,064            6,700       Sole             None          None
ISHARES LEHMAN AG BD          LEHMAN AGG BND  464287226         373,875            3,750       Sole             None          None